As filed with the Securities and Exchange Commission on May 23, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

PORTFOLIO 21 SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.5%
	Automobiles & Components: 2.0%
100,000	Denso Corp. (Japan)	$3,325,491
130,000	Johnson Controls, Inc. (United States)	5,404,100
		8,729,591
	Banks: 2.3%
285,000	HSBC Holdings PLC (United Kingdom)	2,943,814
55,000	Royal Bank of Canada (Canada)	3,403,249
437,484	UniCredit SpA (Italy)	1,078,326
96,000	Westpac Banking Corp. (Australia)	2,415,491
		9,840,880
	Capital Goods: 12.8%
150,000	ABB Ltd. (Switzerland)	3,601,944
100,000	Abengoa SA (Spain)	3,310,745
25,000	Acciona SA (Spain)	2,715,640
134,000	Apogee Enterprises, Inc. (United States)	1,767,460
240,000	Atlas Copco AB - Class A (Sweden)	6,373,588
102,000	Eaton Corp. (United States)	5,654,880
1,700,000	Hyflux Ltd. (Singapore)	2,913,058
120,000	Kurita Water Industries Ltd. (Japan)	3,547,435
300,000	Mitsubishi Electric Corp. (Japan)	3,530,573
18,000	Schneider Electric SA (France)	3,074,236
34,000	Siemens AG - Registered Shares (Germany)	4,650,789
87,000	Skanska AB - Class B (Sweden)	1,831,619
213,300	SKF AB - Class B (Sweden)	6,203,195
80,000	Tennant Co. (United States)	3,363,200
138,000	Volvo AB - Class B (Sweden)	2,425,778
		54,964,140

	Commercial Services & Supplies: 0.7%
85,000	Waste Management, Inc. (United States)	3,173,900

	Consumer Durables & Supplies: 3.4%
102,000	Electrolux AB - Class B (Sweden)	2,627,407
140,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	4,503,800
58,000	Nike, Inc. (United States)	4,390,600
325,000	Sharp Corp. (Japan)	3,224,021
		14,745,828
	Energy: 2.3%
1,000,000	Enel Green Power SpA (Italy) (a)	2,774,865
160,000	Vestas Wind Systems A/S (Denmark) (a)	6,944,899
		9,719,764

	Food & Staples Retailing: 2.7%
90,000	Carrefour SA (France)	3,976,168
200,000	Tesco PLC (United Kingdom)	2,443,480
114,000	United Natural Foods, Inc. (United States) (a)	5,109,480
		11,529,128
	Food, Beverage & Tobacco: 0.3%
100,000	Cosan Ltd. - Class A (Brazil) (a)	1,290,000

	Health Care Equipment & Services: 3.8%
180,000	Baxter International, Inc. (United States)	9,678,600
115,000	Olympus Corp. (Japan)	3,202,544
300,000	Smith & Nephew PLC (United Kingdom)	3,380,451
		16,261,595
	Hotels, Restaurants & Leisure: 0.6%
56,000	Accor SA (France)	2,516,564

	Household & Personal Products: 0.7%
100,000	Natura Cosmeticos SA (Brazil)	2,816,893

	Internet Software & Services: 0.9%
130,000	eBay, Inc. (United States)	4,035,200

	Life Sciences Tools & Services: 0.6%
50,000	Life Technologies Corp. (United States)	2,621,000

	Materials: 10.2%
22,293	Air Liquide (France)	2,964,657
105,000	Ecolab, Inc. (United States)	5,357,100
65,000	Johnson Matthey PLC (United Kingdom)	1,937,849
47,000	Novozymes A/S - Class B (Denmark)	7,180,640
70,000	Nucor Corp. (United States)	3,221,400
50,000	Praxair, Inc. (United States)	5,080,000
60,000	Schnitzer Steel Industries, Inc. (United States)	3,900,600
100,000	Sims Metal Management Ltd. (Australia)	1,805,980
46,000	Sonoco Products Co. (United States)	1,666,580
342,000	Svenska Cellulosa AB - Class B (Sweden)	5,503,541
600,000	Teijin Ltd. (Japan)	2,684,336
50,000	Umicore (Belgium)	2,480,096
		43,782,779

	Media: 0.6%
300,000	Reed Elsevier PLC (United Kingdom)	2,596,844

	Personal Products: 0.5%
20,000	L'oreal (France)	2,330,185

	Pharmaceuticals & Biotechnology: 10.7%
85,000	Johnson & Johnson (United States)	5,036,250
180,000	Novartis AG (Switzerland)	9,747,179
115,000	Novo-Nordisk A/S - Class B (Denmark)	14,441,997
80,000	Roche Holding AG (Switzerland)	11,421,231
65,000	Waters Corp. (United States) (a)	5,648,500
		46,295,157
	Real Estate: 2.6%
200,000	British Land Co. PLC (United Kingdom)	1,772,598
634,729	Growthpoint Properties Ltd. (South Africa)	1,623,709
100,000	Potlatch Corp. (United States)	4,020,000
17,000	Unibail-Rodamco SA (France)	3,684,460
		11,100,767
	Retailing: 1.9%
90,000	Hennes & Mauritz AB - Class B (Sweden)	2,987,795
275,000	Staples, Inc. (United States)	5,340,500
		8,328,295
	Semiconductors & Semiconductor Equipment: 2.8%
275,000	Applied Materials, Inc. (United States)	4,295,500
160,000	Intel Corp. (United States)	3,227,200
5,092	Samsung Electronics Co. Ltd. (Korea)	4,317,841
		11,840,541
	Software & Services: 4.9%
115,000	Adobe Systems, Inc. (United States) (a)	3,813,400
111,000	Autodesk, Inc. (United States) (a)	4,896,210
21,000	Google, Inc. (United States) (a)	12,310,410
		21,020,020
	Specialty Retail: 0.3%
50,000	Best Buy, Inc. (United States)	1,436,000

	Technology Hardware & Equipment: 6.1%
124,950	Canon, Inc. (Japan)	5,374,071
200,000	Cisco Systems, Inc. (United States) (a)	5,145,000
46,000	International Business Machines Corp. (United States)	7,501,220
55,000	Itron, Inc. (United States) (a)	3,104,200
65,000	NetApp, Inc. (United States) (a)	3,131,700
120,000	Sunpower Corp. - Class A (United States) (a)	2,056,800
		26,312,991

	Telecommuincation Services: 2.6%
450,000	Telefonica SA (Spain)	11,288,062

	Transportation: 4.3%
45,000	Canadian Pacific Railway Ltd. (Canada)	2,892,625
200,000	Deutsche Post AG (Germany)	3,594,636
70,000	East Japan Railway Co. (Japan)	3,887,029
300,000	Mitsui OSK Lines Ltd. (Japan)	1,729,847
375,000	MTR Corp. (Hong Kong)	1,387,409
200,000	TNT NV (Netherlands)	5,135,394
		18,626,940
	Utilities: 7.9%
10,000	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR (Brazil)	587,400
35,000	EDF Energies Nouvelles SA (France)	1,847,877
700,000	Iberdrola Renovables SA (Spain)	3,020,748
550,000	National Grid PLC (United Kingdom)	5,232,260
120,000	Ormat Technologies, Inc. (United States)	3,039,600
140,000	Portland General Electric Co. (United States)	3,327,800
75,000	Red Electrica Corporacion SA (Spain)	4,268,418
300,000	Scottish & Southern Energy PLC (United Kingdom)	6,069,719
160,000	Severn Trent PLC (United Kingdom)	3,747,853
65,000	Verbund AG (Austria)	2,886,361
		34,028,036

	TOTAL COMMON STOCKS
	(Cost $300,830,235)	381,231,100

	PREFERRED STOCKS: 3.0%
	Commercial Banks: 1.2%
138,000	Banco Bradesco SA (Brazil)	2,863,500
100,000	Itau Unibanco Holding SA (Brazil)	2,405,000
		5,268,500

	Household & Personal Products: 1.8%
120,000	Henkel KGaA (Germany)	7,427,544
	TOTAL PREFERRED STOCKS
	(Cost $8,144,570)	12,696,044

Principal Amount
	SHORT-TERM INVESTMENTS: 9.0%
	Certificate of Deposit: 0.2%
	Calvert Social Investment Foundation,
$1,000,000	2.000%, 04/15/2011	1,000,000

Shares
	Money Market Funds: 8.8%
20,398,591	Fidelity Money Market Portfolio - Select Class, 0.158% ^	20,398,591
17,630,447	Invesco Liquid Assets Portfolio - Institutional Class, 0.161% ^	17,630,447
		38,029,038
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,029,038)	39,029,038

	TOTAL INVESTMENTS IN SECURITIES: 100.5%
	(Cost $348,003,843)	432,956,182
	Liabilities in Excess of Other Assets: (0.5)%	(2,039,803)
	TOTAL NET ASSETS: 100.0%	$430,916,379

ADR	American Depository Receipt
(a)	Non-income producing security.
^	7-day yield as of March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments		$348,165,374
Gross unrealized appreciation		90,222,881
Gross unrealized depreciation		(5,432,073)
Net unrealized appreciation		$84,790,808

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Portfolio 21 (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country	Percent of Net Assets
Australia	1.0%
Austria	0.7%
Belgium	0.6%
Brazil	2.3%
Canada	1.5%
Denmark	6.6%
France	4.7%
Germany	3.6%
Hong Kong	0.3%
Italy	0.9%
Japan	7.1%
Korea	1.0%
Netherlands	2.2%
Singapore	0.7%
South Africa	0.4%
Spain	5.7%
Sweden	6.5%
Switzerland	5.7%
United Kingdom	7.0%
United States	42.0%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Portfolio 21
Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

Portfolio 21 (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,571,200	$17,278,123	$-	$33,849,323
Consumer Staples	5,109,480	12,856,726	-	17,966,206
Financials	4,020,000	16,921,647	-	20,941,647
Health Care	22,984,350	42,193,402	-	65,177,752
Industrials	13,959,440	68,625,541	-	82,584,981
Information Technology	53,516,840	9,691,911	-	63,208,751
Materials	19,225,680	24,557,099	-	43,782,779
Telecommunication Services	-	11,288,062	-	11,288,062
Utilities	6,367,400	36,064,199	-	42,431,599
Total Common Stocks	141,754,390	239,476,710	-	381,231,100
Preferred Stock^	-	12,696,044	-	12,696,044
Short-Term Investments
Certificate of Deposit		1,000,000	-	1,000,000
Money Market Funds	38,029,038		-	38,029,038
Total Short-Term Investments	38,029,038	1,000,000	-	39,029,038
Total Investments in Securities	$179,783,428	$253,172,754	$-	$432,956,182

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/Eric W. Falkeis
                                                Eric W. Falkeis, President

Date  May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date  May 23, 2011

By (Signature and Title)* /s/Patrick J. Rudnick
                  Patrick J. Rudnick, Treasurer

Date  May 22, 2011

* Print the name and title of each signing officer under his or her signature.